Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Loss - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Allowance For Credit Loss Abstract
Balance at beginning of period	¥ 22,281	¥ 26,158
Adoption of ASC 326	6,223
Amounts charged to expenses	8,593	861
Amounts written off	(195)
Disposal of a subsidiary	(2,907)	(4,739)
Foreign Exchange effect		1
Balance at end of period	¥ 33,995	¥ 22,281